Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 28,370	$ 27,171
Statutory net income	10,643	$ 7,670	$ 3,502
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	1,614
Cash and non-cash dividends paid to parent company	10,027
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 9,327